Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Intangible Assets	INTANGIBLE ASSETS
The intangible assets are as follows:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Placement fees	$2,814	$3,764
Customer relationship intangible	2,701	3,215
Contractual development fees	3,809	5,384
Intangible assets	$9,324	$12,363
Intangible assets represent future management fees, development fees and commissions that Tricon expects to receive over the life of the assets and Investment Vehicles that the Company manages. They are amortized over the estimated periods that the Company expects to collect these fees, which range from 2 to 13 years. Amortization expense for the year ended December 31, 2021 was $3,039 (2020 - $4,034).

(in thousands of U.S. dollars)
For the year ended December 31, 2021	Opening	Additions	Amortization expense	Translation adjustment	Ending

Placement fees	$3,764	$—	$(950)	$—	$2,814
Customer relationship intangible	3,215	—	(514)	—	2,701
Contractual development fees	5,384	—	(1,575)	—	3,809
Intangible assets	$12,363	$—	$(3,039)	$—	$9,324

(in thousands of U.S. dollars)
For the year ended December 31, 2020	Opening	Additions	Amortization expense	Translation adjustment	Ending

Placement fees	$4,747	$—	$(984)	$1	$3,764
Customer relationship intangible	3,731	—	(516)	—	3,215
Contractual development fees	7,918	—	(2,534)	—	5,384
Intangible assets	$16,396	$—	$(4,034)	$1	$12,363